Inventory (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Inventory
Raw materials	$ 463,743	$ 515,658
Finished products	1,433,722	79,269
Work in process	663	700
Total Inventory	$ 1,898,128	$ 595,627